UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Net income		$ 516	$ 269	$ 234	$ 606
Other comprehensive income (loss), net of tax:
Change in net unrealized investment gains		78	345	396	239
Foreign currency translation		131	(13)	169	(27)
Change in discount rate for future policy benefits		(8)	90	(66)	249
Change in instrument-specific credit risk for market risk benefits		(74)	60	(25)	22
Defined benefit pension plan adjustment		(2)	16	(5)	19
Total other comprehensive income		125	498	469	502
Attributable to:
Non-controlling interests		15	5	59	7
Comprehensive income		641	767	703	1,108
Class A exchangeable and Class B shareholders
Attributable to:
Comprehensive income	[1]	4	3	8	6
Class C Shares
Attributable to:
Comprehensive income		$ 622	$ 759	$ 636	$ 1,095

[1]	On August 29, 2024, the Company redesignated all of its Class A-1 exchangeable shares into its Class A exchangeable shares. Amounts attributable to Class A exchangeable and Class B shareholders include amounts attributable to Class A-1 exchangeable shareholders prior to the redesignation.